Revenues from Contracts with Customers - Contract Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Contract costs
Contract cost asset	$ 43.0	$ 41.8
Practical expedient, incremental costs of obtaining a contract	true
Amortization expense of contract cost asset	$ 7.6	7.4	$ 7.2
Impairment loss for contract cost asset	$ 0.0	$ 0.0	$ 0.0